Segment Reporting - Disclosure of Profit before Income Tax Reconciles to EBITDA (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [abstract]
Net profit (loss)	S/ (838,642)	S/ 57,415	S/ 209,238
Financial income and expenses	157,053	197,057	137,035
Income tax	319,957	113,318	46,305
Depreciation and amortization	202,630	189,509	179,725
EBITDA	S/ (159,002)	S/ 557,299	S/ 572,303